Earnings/(Losses) per Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings/(Losses) Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

The components of the denominator for the calculation of basic (loss) earnings per share and diluted (loss) earnings per share for the six months ended June 30, 2012 and 2011, respectively that have been adjusted to reflect the reverse stock split (Note 12) effective October 1, 2010 are as follows:

	For the six months ended	For the six months ended
	June 30, 2012	June 30, 2011
Numerator:
Net (loss)/ income — basic and diluted	$(20,789)	$(49,371)

Basic (loss)/earnings per share denominator:
Weighted average common shares outstanding	6,500,900	6,353,496

Diluted (loss)/earnings per share denominator:
Weighted average common shares outstanding	6,500,900	6,353,496

Dilutive common shares:
Options	—	—
Warrants	—	—
Restricted shares	—	—

Dilutive effect	—	—

Weighted average common shares — diluted

Basic (loss)/earnings per common share	$(3.20)	$(7.77)
Diluted (loss)/earnings per common share	$(3.20)	$(7.77)